Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Earnings and Weighted Average Number of Ordinary Shares Outstanding in Computation of Earnings Per Share
The earnings and weighted average number of ordinary shares outstanding in the computation of earnings per share were as follows:
Net profit for the year

	For the Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)

Profit for the year attributable to owners of the Company	$26,970,580	$60,150,167	$61,501,545	$2,001,352
Effect of potentially dilutive ordinary shares:
Potential ordinary shares of the subsidiary	(521,073)	(1,056,778)	(1,811,449)	(58,947)

Earnings used in the computation of diluted earnings per share	$26,449,507	$59,093,389	$59,690,096	$1,942,405

Weighted average number of ordinary shares outstanding (in thousand shares)

	For the Year Ended December 31
	2020	2021	2022

Weighted average number of ordinary shares in the computation of basic earnings per share	4,265,732	4,305,348	4,274,687
Effect of potentially dilutive ordinary shares
Employee share options	22,086	58,113	40,351
Employees’ compensation	815	1,264	1,940
Employee restricted stock awards	—	943	6,445

Weighted average number of ordinary shares in the computation of diluted earnings per share	4,288,633	4,365,668	4,323,423